Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
	March 31,
	2017	2018
	$ in thousands	$ in thousands
Cost
Buildings	16,285	17,863
Construction-in-progress	62	260
Plant and machinery	9,810	9,932
Furniture, fixtures and equipment	1,273	1,468
Motor vehicles	626	643

	28,056	30,166
Less: accumulated depreciation	(17,762)	(19,732)

	10,294	10,434